Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of components of income tax (credit) expense

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Current income tax:
Current income tax on (loss) profit for the year	$2,966	$13,208	$3
Tax on unappropriated retained earnings	-	-	1,377
Prior year income tax under provision	595	519	19,588
Total current income tax	3,561	13,727	20,968
Deferred income tax:
Effect of temporary differences	1,905	(8,215)	(404,016)
Income tax expense (credit)	$5,466	$5,512	$(383,048)

Schedule of reconciliation between income tax expense and accounting profit

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Tax calculated based on profit before tax and statutory tax rate	$16,650	$11,467	$28,055
Effects from adjustments based on tax regulation	(13,684)	(7,182)	-
Change in assessment of realization of deferred tax assets	1,905	-	(432,068)
Prior year income tax under provision	595	519	19,588
Tax on unappropriated retained earnings	-	-	1,377
others	-	708	-
Income tax expense (credit)	$5,466	$5,512	$(383,048)

Schedule of deferred tax assets or liabilities as a result of temporary differences and tax losses

	As of
	January 1,2025	(Reversal) recognized in profit or loss	Effect of foreign exchange rate changes	December 31, 2025
Deferred tax assets
Allowance for expected credit loss	$-	$(36)	$72	$36
Loss on inventories	2,637	(594)	114	2,157
Unused vacation bonus	4,791	1,669	218	6,678
Unused tax losses	426,372	12,930	(23,073)	416,229
	$433,800	$13,969	$(22,669)	$425,100

Deferred tax liabilities
Unrealized exchange gain	$(10,982)	$7,293	$(498)	$(4,187)

	As of
	January 1, 2024	Recognized in profit or loss	Effect of foreign exchange rate changes	December 31, 2024
Deferred tax assets
Allowance for expected credit loss	$3,085	$(2,939)	$(146)	$-
Loss on inventories	467	2,202	(32)	2,637
Unused vacation bonus	3,741	1,244	(194)	4,791
Unused tax losses	432,068	(711)	(4,985)	426,372
	$439,361	$(204)	$(5,357)	$433,800

Deferred tax liabilities
Unrealized exchange gain	$(20,405)	$8,419	$1,004	$(10,982)

Schedule of tax losses incurrence and expiration date, deferred tax assets filed and unused amounts

2025
Year incurred	Amount filed	Unused amount	Expiry year
2019	$330,450	273,117	no limit
2021	21,908	21,908	no limit
2023	24,547	24,547	no limit
2023	110,855	98,407	2033
	$487,760	$417,979

2024
Year incurred	Amount filed	Unused amount	Expiry year
2019	$329,916	$273,938	no limit
2021	21,873	21,873	no limit
2023	24,507	24,507	no limit
2023	106,054	106,054	2033(Unapproved)
	$482,350	$426,372